Shareholder Report, Average Annual Return (Details) 193785_Innovator U.S. Equity Ultra Buffer ETF - July_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	87 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Ultra Buffer ETF™ - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - July NAV
Average Annual Return, Percent	13.57%	8.48%	6.93%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	14.68%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	15.91%	12.82%